Redeemable Noncontrolling Interests And Noncontrolling Interests	6 Months Ended
Jun. 30, 2019
Noncontrolling Interest [Abstract]
Redeemable Non-Controlling Interests
1 9 .	Redeemable non-controlling interests and non-controlling interests
(a) Redeemable
non-controlling
interests
In November 14, 2018, Fun literature, one of the Company’s wholly owned subsidiaries, entered into preferred share purchase agreements with certain third party investors (“Fun preferred shareholders”) to issue 3,763,440 shares of series A redeemable convertible preferred shares (Fun Preferred Shares) at the price of US$3.72 per share for an aggregate issuance price of US$14.0 million (RMB97.1 million). The Fun Preferred Shares on an as-if-converted
basis represented approximately 7% of the aggregate issued and outstanding share capital of Fun literature on the closing date, with the Company holding the remaining 93%.

On March 29, 2019, Fun Literature entered into an additional preferred share agreement with a new third party investor
t
o issue 1,097,212 series A redeemable preferred shares at the price of US$3.72 per share for an aggregate issuance price of US$4.0 million (RMB27.5 million). After the issuance, the Fun Preferred Shares on an as-if-converted
basis represented approximately 9% of the aggregate issued and outstanding share capital of Fun literature on the closing date, with the Company holding the remaining 91%. The shares issued in March 2019 were subject to the same agreement terms and accounting treatment as the Series A shares previously issued in November 2018.
Pursuant to the preferred share agreement, the Fun preferred shareholders have the right to convert all or any portion of their preferred shareholdings into ordinary shares of Fun literature at the initial conversion ratio of 1:1 at any time after the date of issuance of the preferred shares, and the conversion ratio is subject to adjustment for dilution, including but not limited to stock splits, stock dividends and recapitalization. In addition, the Fun Preferred Shares will automatically convert into the Fun Literature’s ordinary shares upon the occurrence of a qualified initial public offering (as defined in the share purchase agreement), at the then effective and applicable conversion price.
The other main rights, preferences and privileges of Fun Preferred Shares are as follows:
Dividend rights
If the board of Fun literature declares dividend, the Investors have the same rights as the ordinary shareholders.
Liquidation preferences
In the event of any liquidation, dissolution or winding up of Fun literature, either voluntarily or involuntarily, the Fun preferred shareholders rank pari passu with the ordinary shareholders.
Redemption rights
The Fun preferred shareholders have the right to require Fun literature to purchase all the shares from the Fun preferred shareholders within five years after the closing of the issuance by the holders in the event that (i) a qualified initial public offering has not occurred, or (ii)) any material breach of representations and warranties, covenants or obligations made or borne by any The Company that cause material adverse effect on any Fun preferred shareholders, or (iii) any the Company engages in willful or fraudulent misconducts that cause material adverse effect on any Fun preferred shareholders. The redemption need to be done within 60 days from the date on which the Fun preferred shareholders raise their written request. The redemption price equals initial investment plus 10% annual compound interests.
Voting rights
The Fun preferred shareholders have the number of votes as equal to the number of shares they hold.
Since the Fun Preferred Shares are redeemable at a determinable price on a determinable date, at the option of the holder, or upon occurrence of an event that is not solely within the control of Fun Literature, the Fun Preferred Shares are accounted for as redeemable non-controlling
interests in the Group’s consolidated balance sheets.
Subsequently, the redeemable
non-controlling
interests should be carried at the higher of (1) the carrying amount after the attribution of net income of the Company (2) the expected redemption value. The Company accretes for the difference between the initial carrying value and the ultimate redemption price to the earliest possible redemption date using the effective interest method.

The Company’s redeemable
non-controlling
interests’ activities for the six months ended June 30,
2019 is summarized as follows:

Six months ended June 30, 2019
Beginning balance as at December 31, 2018	96,936,855
Issuance of Redeemable non-controlling interests, net of issuance costs	27,483,649
Foreign exchange impacts	767,115
Accretion to redemption value of redeemable non-controlling interests	5,293,586

Ending balance as at June 30, 2019	130,481,205

The Company did not have any redeemable
non-controlling
interests’ activity for the six months ended June 30, 2018.
(b) Non-controlling interests
Non-controlling
interests represent the Group’s overseas subsidiary’s cumulative results of operations and changes in deficit attributable to non-controlling
shareholders. The subsidiary was set up by the group and the non-controlling
shareholders in May 2018 with nominal capital injection and the Group and non-controlling
shareholders own 73.34% and 26.66% equity interests in that subsidiary respectively. The non-controlling
shareholders have not yet funded their share of the formation capital.